Schedule of Operating Lease Liabilities (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Related Party Transaction [Line Items]
Operating lease liabilities - current	$ 520,604	$ 703,518
Operating lease liabilities - non current	264,678	357,673
Total	785,282	1,061,191
Related Party [Member]
Related Party Transaction [Line Items]
Operating lease liabilities - current	520,604	703,518
Operating lease liabilities - non current	$ 264,678	$ 357,673